Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Other Receivables [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Other Receivables [i]	3,920,925	7,529	7,529
Less: Long term portion	-	-	-
Deposit for an acquisition – current portion	3,920,925	7,529	7,529

[i]

As at June 30, 2024 the Company had a outstanding amounts of S$996,504  which is the outstanding balance of a loan facility that the Company, offered to Ohmyhome Property, Inc. to support working capital for building real estate agency Ohmyhome Property, Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property, Inc. The total amount includes the interests from the loan facility and debt purchased. The Company intends to acquire Ohmyhome Property Inc. and the amount due from Ohmyhome Property Inc. will be taken into consideration in the potential acquisition.

On January 1, 2025, the Company has completed the acquisition of Ohmyhome Property, Inc. and the amount loaned to Ohmyhome Property, Inc. has been converted to inter-company balances as a result of it becoming a 100% wholly-owned subsidiary of the Company.